Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	0	0	0
Preferred Stock, Shares Issued (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued (in shares)	4,854,931	480,095	1,738
Common Stock, Shares, Outstanding (in shares)	4,854,861	480,025	1,738
Treasury Stock, Common, Shares (in shares)	70	70	0